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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended December 31, 1999.

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Check here if Amendment [_]; Amendment Number:
                                               ----------

This Amendment (Check only one.):  [_] is a restatement.
                                   [_] adds new holdings entries.

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Institutional Investment Manager Filing this Report:
Name:       Highfields Capital Management LP
Address:    200 Clarendon Street,
     51st Floor, Boston, MA  02117
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13F File Number        28-3499
                       -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this report on behalf of reporting manager

Name:   Kenneth H. Colburn
Title:  Chief Operating Officer
Phone:  617-850-7500

Signature, Place and Date of Signing
/s/ Kenneth H. Colburn   Boston, Massachusetts   February 14, 2000

Report Type (Check only one.)

[X]  13F Holdings Report

[ ]  13F Notice

[_]  13F Combination Report

List of other managers reporting for this manager:  None

I am signing this report as required by the Securities Exchange Act of 1934.

                                                                 SEC 1685 (5/91)
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Form 13F Summary Page

Report Summary:

Number of Other Included Managers: 2

Form 13F Information Table Entry Total:     80
                                          ------


Form 13F Information Table Value Total:  $2,255,637 (x 1000)
                                         -------------------


List of Other Included Managers:
     01  Jonathon S. Jacobson (File Number 28-7618)
     02  Richard L. Grubman (File Number 28-7616)
         Mr. Grubman, Mr. Jacobson and Highfields Capital Management LP share investment discretion with respect to the reported securities.

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FORM 13F

Page 2 of 4        Name of Reporting Manager Highfields Capital Management LP
                                             --------------------------------

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Docsc/846895
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
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           Item 1:                Item 2:     Item 3:      Item 4:           Item 5:       Item 6:   Item 7:          Item 8:
                                                                       -------------------                     ---------------------
                                                                                           INVEST
                                                                       SHARES OR           MENT
                                                            VALUE      PRINCIPAL SH/  PUT/ DESCRIP-  OTHER     ---VOTING AUTHORITY--
     Name Of Issuer           Title Of Class CUSIP No.    (x$1000)     AMOUNT    PRN  CALL TION      MANAGERS  SOLE    SHARED   NONE
     --------------           -------------- ---------    --------     ------    ---  ---- ----      --------  ----    ------   ----
A T & T Corp                       COM       001957109     34,067      671,263   SHRS      OTHER     01/02               X
Aegon N.V.                     ORD AMER REG  007924103     20,203      209,259   SHRS      OTHER     01/02               X
American Axle & Mfg Hldgs Inc      COM       024061103      7,351      606,300   SHRS      OTHER     01/02               X
American Home Prods Corp           COM       026609107      6,941      176,000   SHRS      OTHER     01/02               X
Applied Pwr Inc                    CL A      038225108     29,771      810,100   SHRS      OTHER     01/02               X
At Home Corp                    COM SER A    045919107      2,200       51,320   SHRS      OTHER     01/02               X
Atlantic Richfield Co              COM       048825103     46,433      536,800   SHRS      OTHER     01/02               X
Atlantic Richfield Co              COM       048825103     17,300      200,000   SHRS CALL OTHER     01/02               X
AutoDesk Inc                       COM       052769106      2,289       67,831   SHRS      OTHER     01/02               X
Bally Total Fitness Hldg Corp      COM       05873K108     17,180      643,750   SHRS      OTHER     01/02               X
BCE Inc                            COM       05534B109     48,377      536,400   SHRS      OTHER     01/02               X
Biovail Corp Intl             WT EXP 093002  09067K114      8,588      150,000   SHRS      OTHER     01/02               X
BP Amoco PLC                  Sponsored ADR  055622104     16,080      271,100   SHRS      OTHER     01/02               X
Campbell Resources Inc             COM       134422104       178     1,120,000   SHRS      OTHER     01/02               X
CareMark RX Inc                    COM       141705103     16,200    3,200,000   SHRS      OTHER     01/02               X
Chemfirst Inc                      COM       16361A106     11,441      523,000   SHRS      OTHER     01/02               X
Chubb Corp                         COM       171232101     34,159      606,600   SHRS      OTHER     01/02               X
Citizens Utils Co                  CL B      177342201      3,280      231,200   SHRS      OTHER     01/02               X
City Investing Co. Liq Tr      UNIT BEN INT  177900107       752       586,900   SHRS      OTHER     01/02               X
Clorox Co                          COM       189054109      4,147       82,322   SHRS      OTHER     01/02               X
Conoco Inc                         CL B      208251405     59,900    2,408,056   SHRS      OTHER     01/02               X
CVS Corp                           COM       126650100     143,364   3,589,700   SHRS      OTHER     01/02               X
Devon Energy Corp                  COM       25179M103      1,864       56,689   SHRS      OTHER     01/02               X
Du Pont E I De Nemours & Co        COM       263534109      1,257       19,087   SHRS      OTHER     01/02               X
El Paso Electric Co                COM       283677854     56,457    5,753,600   SHRS      OTHER     01/02               X
Elan PLC                      WT EXP 123101  284131703      9,015      300,500   SHRS      OTHER     01/02               X
EMC Corp                           COM       268648102      5,283       48,359   SHRS      OTHER     01/02               X
General Instr Corp                 COM       370120107     45,050      530,000   SHRS      OTHER     01/02               X
General Mtrs Corp                  COM       370442105     76,903    1,058,000   SHRS      OTHER     01/02               X
Global Crossing Ltd                COM       G3921A100      4,205       84,108   SHRS      OTHER     01/02               X
Golden St Bancorp Inc         WT EXP 000000  381197136      2,505    2,863,100   SHRS      OTHER     01/02               X
Gtech Hldgs Corp                   COM       400518106     25,155    1,143,400   SHRS      OTHER     01/02               X
Hannaford Bros Co                  COM       410550107      9,634      139,000   SHRS      OTHER     01/02               X
Hudson City Bancorp                COM       443683107      1,010       75,000   SHRS      OTHER     01/02               X
IGEN Inc                           COM       449536101      4,076      137,010   SHRS      OTHER     01/02               X
Illinois Tool Works Inc            COM       452308109      2,892       42,804   SHRS      OTHER     01/02               X
Infinity Broadcasting CP           CL A      45662S102      1,911       52,815   SHRS      OTHER     01/02               X
Intel Corp                         COM       458140100      8,446      102,604   SHRS      OTHER     01/02               X
International Paper Co             COM       460146103      7,718      136,756   SHRS      OTHER     01/02               X

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
Ivex Packaging Corp                COM       465855104      4,889      488,900   SHRS      OTHER     01/02               X
Johnson & Johnson                  COM       478160104      6,460       69,374   SHRS      OTHER     01/02               X
Jones Intercable Inc               CL A      480206200      2,287       33,000   SHRS      OTHER     01/02               X
King Pharmaceuticals Inc           COM       495582108     12,457      222,200   SHRS      OTHER     01/02               X
King Pharmaceuticals Inc           COM       495582108      1,402       25,000   SHRS PUT  OTHER     01/02               X
Lakes Gaming Inc                   COM       51206P109      4,172      525,549   SHRS      OTHER     01/02               X
Laser Mtg Mgmt Inc                 COM       51806D100     13,308    3,275,900   SHRS      OTHER     01/02               X
Lucent Technologies Inc            COM       549463107     44,888      600,000   SHRS PUT  OTHER     01/02               X
Mack Cali Rlty Corp                COM       554489104     30,603    1,174,200   SHRS      OTHER     01/02               X
Mattel Inc.                        COM       577081102      6,181      470,970   SHRS      OTHER     01/02               X
McKesson HBOC Inc                  COM       58155Q103       413        18,294   SHRS      OTHER     01/02               X
MCN Energy Group Inc               COM       55267J100      4,009      168,800   SHRS      OTHER     01/02               X
Media Gen Inc                      CL A      584404107     26,000      500,000   SHRS      OTHER     01/02               X
MediaOne Group Inc                 COM       58440J104     99,103    1,290,200   SHRS      OTHER     01/02               X
Mirage Resorts Inc                 COM       60462E104     19,993    1,305,666   SHRS      OTHER     01/02               X
Mony Group Inc                     COM       615337102     34,631    1,186,500   SHRS      OTHER     01/02               X
National Australia Bk Ltd     CAP UTS EXCHBL 632525309      6,906      250,000   SHRS      OTHER     01/02               X
Newhall Land & Farm Co Cal    Depositary Rec 651426108     19,521      723,000   SHRS      OTHER     01/02               X
Pactiv Corp                        COM       695257105     138,933  13,076,000   SHRS      OTHER     01/02               X
Park Pl Entmt Corp                 COM       700690100     224,872  17,989,720   SHRS      OTHER     01/02               X
Pediatrix Med Group                COM       705324101       955       136,450   SHRS      OTHER     01/02               X
Phelps Dodge Corp                  COM       717265102      2,141       31,890   SHRS      OTHER     01/02               X
Readers Digest Assn Inc        CL A Non Vtg  755267101     67,032    2,291,700   SHRS      OTHER     01/02               X
Readers Digest Assn Inc            CL B      755267200       580        21,900   SHRS      OTHER     01/02               X
Reynolds Metals Co                 COM       761763101     344,200   4,492,000   SHRS      OTHER     01/02               X
Rohm & Haas Co                     COM       775371107      5,064      124,453   SHRS      OTHER     01/02               X
Scottish Annuity & Life Hldgs      ORD       G7885T104      7,371      900,300   SHRS      OTHER     01/02               X
Shaw Comm Inc                   CL B CONV    82028K200     50,516    1,525,000   SHRS      OTHER     01/02               X
Shell Trans & Trading  PLC    Sponsored ADR  822703609     22,158      449,900   SHRS      OTHER     01/02               X
St Joe Co                          COM       790148100     42,754    1,758,500   SHRS      OTHER     01/02               X
Telefonica S A                Sponsored ADR  879382208     12,709      161,260   SHRS      OTHER     01/02               X
TeleSpectrum World Wide Inc        COM       87951U109     12,793    1,795,519   SHRS      OTHER     01/02               X
Tenneco Automotive Inc             COM       880349105     25,556    2,744,298   SHRS      OTHER     01/02               X
Thermo Electron Corp               COM       883556102      5,351      356,700   SHRS      OTHER     01/02               X
Tjx Cos Inc                        COM       872540109     16,250      795,100   SHRS      OTHER     01/02               X
Total Renal Care Hldgs Inc         COM       89151A107     20,063    3,000,100   SHRS      OTHER     01/02               X
Vodafone Airtouch PLC         Sponsored ADR  92857T107     42,209      852,710   SHRS      OTHER     01/02               X
Waddell & Reed Finl Inc            CL B      930059209     59,727    2,377,188   SHRS      OTHER     01/02               X
Waddell & Reed Finl Inc            CL A      930059100      1,402       51,688   SHRS      OTHER     01/02               X
Westcorp Inc                       COM       957907108       364        25,100   SHRS      OTHER     01/02               X
Exxon Mobil Corp                   COM       30231G102     21,832      271,000   SHRS PUT  OTHER     01/02               X